Document and Entity Information	Feb. 28, 2025
Details
Registrant CIK	0000745463
Document Type	485BPOS
Document Period End Date	Feb. 28, 2025
Document Effective Date	Jun. 26, 2025
Entity Investment Company Type	N-1A
Entity Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Prospectus Date	Jul. 01, 2025
Amendment Flag	false